Financial Risk Management and Fair Values of Financial Instruments (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Financial Risk Management and Fair Values of Financial Instruments [Abstract]
Transfers out of level 3	$ 0.5